Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares $ / shares
Offering:
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,291,000
Proposed Maximum Offering Price per Unit | $ / shares	4.93
Maximum Aggregate Offering Price	$ 21,154,630
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,921.46
Offering Note

(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional shares of the Registrant’s Class A common stock (“Common Stock”) that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)	Consists of 4,291,000 shares of Common Stock that will become available for issuance under the Registrant’s 2005 Amended and Restated Incentive Award Plan, subject to stockholder approval.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on March 9, 2026.